Financial Instruments and Risk Management (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2009
Cash	13,598	9,934	16,671	14,019
Other receivables	17,332	12,575
Consumer loans receivable	32,440	4,781
Long term receivable	2,609	681
Liabilities	21,743	22,989
Obligations under capital leases and other obligations	4,788	1,295
Senior Notes, Noncurrent	131,906	0
Fair Value, Inputs, Level 1 [Member]
Cash	19,139	19,291
Fair Value, Inputs, Level 2 [Member]
Other receivables	13,223	12,575
Consumer loans receivable	32,440	4,781
Long term receivable	6,718	681
Liabilities	21,743	22,989
Obligations under capital leases and other obligations	4,788	1,295
Senior Notes, Noncurrent	126,033	0